Fair Value Measurements	12 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

Fair value is defined as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

GAAP provides a framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

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Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
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Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
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Level 3: Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

All financial assets or liabilities that are measured at fair value on a recurring and non-recurring basis have been segregated into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.

The valuation techniques applied to investments held by the Company and by the Consolidated Fund vary depending on the nature of the investment.

Equity and equity-related securities

Securities traded on a national securities exchange are stated at the close price on the valuation date. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified as Level 1.

Equity investments that do not have readily-available market prices utilize valuation models to determine fair value and are classified as Level 3. As of June 30, 2025, the Company had equity investments in three private companies that were valued using a discounted cash flows model with discount rates ranging from 9.8% - 11.3% (weighted average 10.4%). As of June 30, 2024, the Company had investments in two private companies that were valued using an options pricing model with a volatility ranging from 39.1% - 39.7% (weighted average 39.5%) and risk-free rates of 4.24% - 4.38% (weighted average 4.29%). The change in valuation technique was due to additional information about the assumptions used by market participants and transactional experience.

Debt securities

Bank loans, corporate debt and other debt obligations traded on a national exchange are valued based on quoted market prices and classified as Level 2. Debt investments that are not actively traded are generally based on discounted cash flows and classified as Level 3.

Investments in private funds

The Company values investments in private funds using NAV as reported by each fund’s investment manager. The private funds calculate NAV in a manner consistent with the measurement principles of FASB ASC Topic 946, Financial Services – Investment Companies, as of the valuation date. Investments valued using NAV as a practical expedient are not categorized within the fair value hierarchy.

As of June 30, 2025, investments in private funds include investments in Monomoy UpREIT, Monomoy REIT and MP II, each of which are managed by wholly-owned subsidiaries of the Company, in addition to private funds managed by third-party investment managers. During the three months ended December 31, 2024, $4.0 million of our investment in Monomoy UpREIT was transferred to Monomoy REIT via an in-kind contribution which represents a non-cash transaction. As of June 30, 2024, investments in private funds includes investments in Monomoy UpREIT, MP II and Great Elm Opportunities Fund I, LP Series D (GEOF Series D), each of which is managed by a wholly-owned subsidiary of the Company, in addition to private funds managed by third-party investment managers. The private funds generally allow redemptions annually with 60-90 days’ notice. There is no set duration for the private funds.

Contingent consideration

In conjunction with the acquisition of the Monomoy UpREIT investment and property management agreements in May 2022, the Company entered into a contingent consideration agreement that required the Company to pay up to $2.0 million to ICAM if certain fee revenue thresholds were achieved during fiscal years ending June 30, 2023 and 2024. As of June 30, 2023, the Company determined that the fee revenue threshold for the year ending June 30, 2023 was achieved and the amount payable to ICAM was approximately $1.0 million, which was paid in July 2023. As of June 30, 2024, it was determined that the full target revenue threshold for the year ended June 30, 2024 was not met in full and the contingent consideration was updated to $0.4 million, which was paid in July 2024.

See Note 12 - Long-Term Debt for additional discussion related to the fair value of our notes payable and other long-term debt. The carrying value of all other financial assets and liabilities approximate their fair values.

Investments at Fair Value, held by the Company

As of June 30, 2025 and 2024 the Company's cost of investments was $54.2 million and $54.2 million.

The assets and liabilities measured at fair value on a recurring and non-recurring basis which are held by the Company are summarized in the tables below:

	Fair Value as of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$15,427	$-	$13,374	$28,801
Total assets within the fair value hierarchy	$15,427	$-	$13,374	$28,801
Investments valued at net asset value				$31,813
Total assets				$60,614

	Fair Value as of June 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$16,267	$-	$5,265	$21,532
Debt securities	9,929	-	-	9,929
Total assets within the fair value hierarchy	$26,196	$-	$5,265	$31,461
Investments valued at net asset value				$23,053
Total assets				$54,514
Liabilities:
Contingent consideration liability	$-	$-	$428	$428
Total liabilities	$-	$-	$428	$428

There were no transfers between levels of the fair value hierarchy during the years ended June 30, 2025 and 2024.

The following is a reconciliation of changes in Level 3 assets:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$5,265	$-
Purchases	3,300	9,000
Payments	146	-
Change in fair value	4,663	(3,735)
Ending balance	$13,374	$5,265

For the year ended June 30, 2025, the Level 3 assets still held as of the balance sheet date had an unrealized gain of $4.7 million.

The following is a reconciliation of changes in Level 3 liabilities:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$428	$1,903
Payments	(422)	(977)
Change in fair value	(6)	(498)
Ending balance	$-	$428

Investments at Fair Value, Consolidated Funds

The assets of the Consolidated Funds measured at fair value on a recurring basis are summarized in the tables below:

	Fair Value as of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets of Consolidated Funds:
Equity investments	$-	$-	$231	$231
Debt securities	-	3,891	5,208	9,099
Total assets within the fair value hierarchy	$-	$3,891	$5,439	$9,330
Investments valued at net asset value				$4,997
Total assets				$14,327

	Fair Value as of June 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets of Consolidated Funds:
Equity investments	$-	$-	$10	$10
Debt securities	-	2,190	7,771	9,961
Total assets within the fair value hierarchy	$-	$2,190	$7,781	$9,971
Investments valued at net asset value				$1,500
Total assets				$11,471

The following is a reconciliation of changes in fair value of Level 3 assets of Consolidated Funds:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$7,781	$-
Net Transfers	(953)	-
Purchases	1,788	7,976
Sales and Paydowns	(3,224)	(307)
Net Accretion	40	8
Change in fair value	7	104
Ending balance	$5,439	$7,781

For the three months ended June 30, 2025, the Level 3 assets still held as of the balance sheet date had a decrease in unrealized gain of $4,392.

Four investments with an aggregate fair value of $2,016,236 were transferred from Level 3 to Level 2 during the year ended June 30, 2025 as a result of increased pricing transparency. Two investments with an aggregate fair value of $606,049 were transferred from Level 2 to Level 3 during the year ended June 30, 2025 as a result of reduced pricing transparency.

The following table below presents the ranges of significant unobservable inputs used to value Level 3 assets as of June 30, 2025 and June 30, 2024.

As of June 30, 2025
Investment Type	Fair value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Debt	$5,064	Income Approach	Discount Rate	9.44% - 25.71% (14.14%)
	144	Recent Transaction
Total Debt	$5,208

Equity/Other	231	Recent Transaction
Total Equity/Other	$231

As of June 30, 2024
Investment Type	Fair value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Debt	$7,193	Income Approach	Discount Rate	9.09% - 25.03% (13.81%)
	578	Recent Transaction
Total Debt	$7,771

Equity/Other	10	Market Approach	Earnings Multiple	7.5
Total Equity/Other	$10